Property, plant and equipment - Changes related to suspended wells (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Property, plant and equipment - beginning of the year	€ 59,864	€ 56,299
Changes in the scope of consolidation	(209)
Currency translation differences	(5,493)	2,774
Other changes	(5,356)	727
Property, plant and equipment - end of the year	50,536	59,864	€ 56,299
Suspended exploration wells pending final determination
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,662	1,391	1,085
Increases for which is ongoing the determination of proved reserves	347	485	834
Amounts previously capitalized and expensed in the year	(11)	(362)	(388)
Reclassification to successful exploratory wells following the estimation of proved reserves	(128)	(4)	(72)
Disposals	(79)	(7)	(3)
Changes in the scope of consolidation		76
Currency translation differences	(167)	83	(40)
Other changes	183		(25)
Property, plant and equipment - end of the year	€ 1,441	€ 1,662	€ 1,391